UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    The Graham & Dodd Fund LLC

Address: 192 Lexington Avenue
         Suite #1202
         New York, NY 10016



13F File Number: 028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   David M. Masten Montero-Rosen
Title:  Managing Member
Phone:  212-649-5884


Signature, Place and Date of Signing:

/s/ David M. Masten Montero-Rosen       New York, New York     March 22, 2012
-----------------------------------  -----------------------  ------------------
     [Signature]                         [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:          $ 147,327
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                              FORM 13F INFORMATION TABLE
                                              The Graham & Dodd Fund LLC
                                                     June 30, 2011




COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                 ---------       ------      --------- --------  --- -----  ----------- -----  ----- ------- -----
APACHE CORP                    COM             037411105    7,469     60,531   SH         SOLE        NONE    9,295         51,236
CIGNA CORP                     COM             125509109    9,796    190,463   SH         SOLE        NONE   28,599        161,864
COCA COLA CO                   COM             191216100    7,978    118,563   SH         SOLE        NONE   17,830        100,733
CONOCOPHILLIPS                 COM             20825C104    5,423     72,125   SH         SOLE        NONE   10,844         61,281
COSTCO WHSL CORP NEW           COM             22160K105    8,739    107,567   SH         SOLE        NONE   16,393         91,174
CSX CORP                       COM             126408103   11,819    450,756   SH         SOLE        NONE   69,735        381,021
DEVON ENERGY CORP NEW          COM             25179M103    9,190    116,604   SH         SOLE        NONE   18,060         98,544
ENSCO PLC                      SPONSORED ADR   29358Q109    4,507     84,554   SH         SOLE        NONE   12,748         71,806
FLUOR CORP NEW                 COM             343412102    3,544     54,804   SH         SOLE        NONE    8,712         46,092
FORD MTR CO DEL                COM PAR $0.01   345370860    5,083    368,581   SH         SOLE        NONE   58,895        309,686
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    3,187     60,242   SH         SOLE        NONE    9,386         50,856
GENERAL ELECTRIC CO            COM             369604103    4,588    243,282   SH         SOLE        NONE   37,369        205,913
HESS CORP                      COM             42809H107    3,582     47,909   SH         SOLE        NONE    7,534         40,375
HEWLETT PACKARD CO             COM             428236103    3,904    107,266   SH         SOLE        NONE   16,503         90,763
JPMORGAN CHASE & CO            COM             46625H100    3,891     95,052   SH         SOLE        NONE   14,627         80,425
L-3 COMMUNICATIONS HLDGS INC   COM             502424104    4,233     48,405   SH         SOLE        NONE    7,184         41,221
MARATHON OIL CORP              COM             565849106    1,556     29,542   SH         SOLE        NONE    4,515         25,027
MCDONALDS CORP                 COM             580135101    5,989     71,030   SH         SOLE        NONE   10,561         60,469
METLIFE INC                    COM             59156R108    4,303     98,092   SH         SOLE        NONE   15,301         82,791
MICROSOFT CORP                 COM             594918104    1,756     67,526   SH         SOLE        NONE   10,051         57,475
MORGAN STANLEY                 COM NEW         617446448    1,182     51,359   SH         SOLE        NONE    7,967         43,392
NORFOLK SOUTHERN CORP          COM             655844108    9,173    122,424   SH         SOLE        NONE   18,603        103,821
NUCOR CORP                     COM             670346105    1,978     47,975   SH         SOLE        NONE    7,390         40,585
OCCIDENTAL PETE CORP DEL       COM             674599105    6,181     59,407   SH         SOLE        NONE    9,036         50,371
PRUDENTIAL FINL INC            COM             744320102    7,917    124,506   SH         SOLE        NONE   19,335        105,171
RELIANCE STEEL & ALUMINUM CO   COM             759509102    3,687     74,269   SH         SOLE        NONE   11,473         62,796
RENT A CTR INC NEW             COM             76009N100    4,715    154,294   SH         SOLE        NONE   24,656        129,638
TRAVELERS COMPANIES INC        COM             89417E109    1,958     33,540   SH         SOLE        NONE    5,168         28,372





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